Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	Siebert Financial Corp.
Entity Central Index Key	0000065596
Entity Incorporation, State or Country Code	NY
Entity File Number	0-5703
Entity Tax Identification Number	11-1796714
Entity Address, Address Line One	535 Fifth Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	644-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $0.01 par value
Trading Symbol	SIEB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false